Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Financial Assets and Liabilities

Financial assets and liabilities

Financial assets and liabilities in the consolidated statement of financial position are as follows:

June 30, 2019	Assets/ (Liabilities) at Amortized Cost	Assets/ (Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income	Derivatives Used for Hedging	Total
Cash and cash equivalents	1,221	887	-	-	2,108
Trade and other receivables	1,178	-	-	-	1,178
Other financial assets - current	48	-	-	-	48
Other financial assets - non-current	48	291	24	-	363
Trade payables (see note 14)	(191)	-	-	-	(191)
Accruals (see note 14)	(570)	-	-	-	(570)
Other financial liabilities - current(1)	(92)	-	-	-	(92)
Long-term indebtedness	(3,233)	-	-	-	(3,233)
Other financial liabilities - non current(2)	(169)	(1)	-	(62)	(232)
Total	(1,760)	1,177	24	(62)	(621)

(1)	Includes lease liabilities of $49 million recognized in 2019 due to the adoption of IFRS 16. See note 1.

(2)	Includes lease liabilities of $168 million recognized in 2019 due to the adoption of IFRS 16. See note 1.

December 31, 2018	Assets/ (Liabilities) at Amortized Cost	Assets/ (Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income	Derivatives Used for Hedging	Total
Cash and cash equivalents	316	2,390	-	-	2,706
Trade and other receivables	1,313	-	-	-	1,313
Other financial assets - current	75	1	-	-	76
Other financial assets - non-current	14	16	23	-	53
Current indebtedness	(3)	-	-	-	(3)
Trade payables (see note 14)	(326)	-	-	-	(326)
Accruals (see note 14)	(854)	-	-	-	(854)
Other financial liabilities - current	(95)	-	-	-	(95)
Long-term indebtedness	(3,213)	-	-	-	(3,213)
Other financial liabilities - non current	(1)	(2)	-	(76)	(79)
Total	(2,774)	2,405	23	(76)	(422)

Summary of Debt and Related Derivative Instruments

The following is a summary of debt and related derivative instruments that hedge the cash flows of debt:

	Carrying Amount		Fair Value
June 30, 2019	Primary Debt Instruments	Derivative Instruments Liability	Primary Debt Instruments	Derivative Instruments Liability
C$550, 3.309% Notes, due 2021	420	62	432	62
$350, 3.95% Notes, due 2021(1)	138	-	142	-
$600, 4.30% Notes, due 2023	596	-	637	-
$450, 3.85% Notes, due 2024(1)	241	-	250	-
$500, 3.35% Notes, due 2026	496	-	502	-
$350, 4.50% Notes, due 2043(1)	116	-	116	-
$350, 5.65% Notes, due 2043	341	-	393	-
$400, 5.50% Debentures, due 2035	395	-	439	-
$500, 5.85% Debentures, due 2040	490	-	577	-
Total	3,233	62	3,488	62
Long-term	3,233	62

	Carrying Amount		Fair Value
December 31, 2018	Primary Debt Instruments	Derivative Instruments Liability	Primary Debt Instruments	Derivative Instruments Liability
Bank and other	3	-	3	-
C$550, 3.309% Notes, due 2021	402	76	407	76
$350, 3.95% Notes, due 2021(1)	138	-	139	-
$600, 4.30% Notes, due 2023	596	-	607	-
$450, 3.85% Notes, due 2024(1)	240	-	233	-
$500, 3.35% Notes, due 2026	495	-	458	-
$350, 4.50% Notes, due 2043(1)	116	-	105	-
$350, 5.65% Notes, due 2043	341	-	364	-
$400, 5.50% Debentures, due 2035	395	-	406	-
$500, 5.85% Debentures, due 2040	490	-	524	-
Total	3,216	76	3,246	76
Current portion	3	-
Long-term portion	3,213	76

(1)	Notes were partially redeemed in October 2018.

Fair Value Hierarchy

The levels used to determine fair value measurements for those instruments carried at fair value in the consolidated statement of financial position are as follows:

June 30, 2019				Total

Assets	Level 1	Level 2	Level 3	Balance

Money market accounts	-	887	-	887

Warrants(1)	-	-	291	291

Financial assets at fair value through earnings	-	887	291	1,178

Financial assets at fair value through other comprehensive income(2)	4	20	-	24

Total assets	4	907	291	1,202

Liabilities

Contingent consideration(3)	-	-	(1)	(1)

Financial liabilities at fair value through earnings	-	-	(1)	(1)

Derivatives used for hedging(4)	-	(62)	-	(62)

Total liabilities	-	(62)	(1)	(63)

December 31, 2018				Total

Assets	Level 1	Level 2	Level 3	Balance

Money market accounts	-	2,390	-	2,390

Warrants(1)	-	-	16	16

Embedded derivatives(5)	-	1	-	1

Financial assets at fair value through earnings	-	2,391	16	2,407

Financial assets at fair value through other comprehensive income(2)	2	21	-	23

Total assets	2	2,412	16	2,430

Liabilities

Contingent consideration(3)	-	-	(2)	(2)

Financial liabilities at fair value through earnings	-	-	(2)	(2)

Derivatives used for hedging(4)	-	(76)	-	(76)

Total liabilities	-	(76)	(2)	(78)

(1)	Warrants related to the Company’s equity method investment in Refinitiv (see note 8).

(2)	Investments in entities over which the Company does not have control, joint control or significant influence.

(3)	Obligations to pay additional consideration for prior acquisitions, based upon performance measures contractually agreed at the time of purchase.

(4)	Comprised of fixed-to-fixed cross-currency swaps on indebtedness.

(5)	Largely related to U.S. dollar pricing of customer agreements by subsidiaries outside of the U.S.

Schedule of Changes in Refinitv Warrants Level 3 Fair Value Measurement

The following reflects the change in Refinitiv warrants level 3 fair value measurement for the six months ended June 30, 2019:

Six months ended June 30, 2019
December 31, 2018	16
Gain recognized within other operating gains, net	275
June 30, 2019	291